Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes
20. Income Taxes:
Income (loss) before income taxes and noncontrolling interest within or outside the United States are shown below:

	Years ended December 31,
	2020	2019	2018
Domestic	$(10,454)	$32,760	$4,384
Foreign	12,669	10,659	8,846

Tota l	$2,215	$43,419	$13,230

The provision (benefit) for income taxes as shown in the accompanying consolidated statements of income consists of the following:

	Years ended December 31,
	2020	2019	2018
Current:
Federal	$—	$(3)	$—
State	1,982	2,141	2,784
Foreign	6,013	6,263	3,330

	7,995	8,401	6,114
Deferred:
Federal	(58,125)	1,320	2,575
State	(2,596)	2,244	(768)
Foreign	661	334	56

	(60,060)	3,898	1,863

(Benefit) provision for income taxes	$(52,065)	$12,299	$7,977

A reconciliation of income tax expense (benefit) at the U.S. federal statutory income tax rate to actual income tax expense is as follows:

	Years ended December 31,
	2020	2019	2018
Tax at statutory rate	$466	$9,118	$2,778
State income taxes, net of federal income tax benefit	(401)	6,725	2,002
Impact of US Tax Reform	(105)	1,003	1,129
Change in valuation allowances	135	1,415	5,070
Rate changes	4,274	1,054	(4,016)
Foreign withholding taxes	—	(6,651)	—
Foreign tax rate differential	165	217	(36)
Foreign tax credit s	(56,359)	—	—
Other, net	(240)	(582)	1,050

Provision (benefit) for income taxes	$(52,065)	$12,299	$7,977

Deferred tax assets (liabilities) are comprised of the following:

	December 31,
	2020	2019
Deferred tax assets:
Net operating loss carryforwards	$24,467	$73,936
Section 163(j) interest disallowance carryforward	266	16,535
Pension	9,149	11,384
Operating lease liability	10,816	10,657
Other	18,997	18,334
State credits	12,733	12,280
Foreign tax credit	62,752	—
Valuation allowance	(25,106)	(27,040)

	$114,074	$116,086
Deferred tax liabilities:
Depreciation	$(92,922)	$(91,272)
Inventory	(4,946)	(11,481)
Intangible assets	(117,063)	(143,387)
Operating lease right-of-use assets	(11,250)	(10,877)
Other	(13,743)	(20,067)

	$(239,924)	$(277,084)

Net deferred tax liabilities	$(125,850)	$(160,998)

The change in net deferred tax liabilities for the years ended December 31, 2020 and 2019 was primarily related to the usage of U.S. federal and state net operating losses reducing those deferred tax assets, activity related to book amortization of intangible assets with no corresponding tax basis reducing those deferred tax liabilities, activity with respect to tax deductible goodwill, as well as the election for full expensing on certain assets creating additional deferred tax liabilities for depreciable property. Further, the increase of the foreign tax credits on the deferred tax assets and the decrease of the Section 163(j) interest disallowance carryforward accounted for the change in net deferred tax liabilities for year ended December 31, 2020.
The net change in the total valuation allowance was a decrease of $1,934 in 2020. The valuation allowance at December 31, 2020 was related to state net operating loss carryforwards and tax credits that, in the judgment of management, are not more likely than not to be realized. In assessing the ability to realize deferred tax assets, management considered whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considered the scheduled reversal of deferred tax liabilities (including the impact of available carryback and carryforward periods), projected future taxable income, and tax-planning
strategies that are prudent in making this assessment. In order to fully realize deferred tax assets, the Company will need to generate future taxable income prior to the expiration of the net operating loss and credit carryforwards. The amount of the deferred tax assets considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.
The cumulative unremitted earnings of foreign subsidiaries outside the United States are considered permanently reinvested, for which no withholding taxes have been provided. Such earnings are expected to be reinvested indefinitely and, as a result, no deferred tax liability has been recognized with regard to such earnings. Determination of the deferred withholding tax liability on these unremitted earnings is not practicable.
The following table summarizes the activity related to the Company’s gross unrecognized tax benefits:

	Years ended December 31,
	2020	2019
Balance at beginning of period	$8,080	$8,926
Increases related to prior year tax positions	—	15
Decreases related to prior year tax positions	—	(861)
Increases related to current year tax positions	164	—
Decreases related to settlements with taxing authorities	(457)	—

Balance at end of period	$7,787	$8,080

The total unrecognized tax benefits of $7,787 and $8,080 as of December 31, 2020 and 2019, respectively. If these amounts are recognized in future periods, it would affect the effective tax rate on income from continuing operations for the years in which they are recognized.
Interest and penalties released related to uncertain tax positions amounted to $37 and $111 for the years ended December 31, 2020 and 2019, respectively. To the extent interest and penalties are not assessed with respect to uncertain tax positions, amounts accrued will be reduced and reflected as a reduction of the overall income tax provision in the period for which the event occurs requiring the adjustment. The Company recorded $0 and $38 in accrued interest and penalties as of December 31, 2020 and 2019, respectively, in other long-term liabilities on its consolidated balance sheets.
The Company files numerous consolidated and separate income tax returns in the U.S. federal jurisdiction and in many state and foreign jurisdictions. The following describes the open tax years, by significant tax jurisdiction, as of December 31, 2020:

Jurisdiction	Period
United States-Federal	2007-Present
United States-State	2007-Present
United Kingdom	2014-Present
Brazil	2016-Present

(1)	Includes federal as well as local jurisdictions
Given that the Company has utilized U.S. and state net operating loss in the current and prior years, the statute for examination by the U.S. and state taxing authorities will typically remain open for a period following the use of such net operating loss carryforwards, extending the period for examination beyond the years indicated above.
The Company has subsidiaries in various states, provinces and countries that are currently under audit for years ranging from 2014 through 2018. To date, no material adjustments have been proposed as a result of these audits. As of December 31, 2020, the Company does not believe that there are any positions for which it is reasonably possible that the total amount of unrecognized tax benefits will significantly increase or decrease within the next 12 months.
As of December 31, 2020, the Company no longer has a federal NOL carryforward. As of December 31, 2020, the Company has foreign tax credit carryforwards of $62,752, which are net of $7,658 of uncertain tax position balances, which is permissible per ASU
2013-11.
These carryforwards have a ten year carryforward, of which $13,241 are set to expire in 2021.
Cumulative state net operating losses carrying forward into December 31, 2020 are $24,467. A valuation allowance of $14,344 has been applied against the total state net operating loss deferred tax assets, leaving losses of $10,123 that have been recognized for financial accounting purposes for the portion of those losses that the Company believes, on a more likely than not basis, will be realized.
There were no foreign net operating losses as of December 31, 2020.
Cash payments for income taxes, net of refunds, are as follows:

	Years ended December 31,
	2020	2019	2018
Domestic	$1,894	$1,879	$1,311
Foreign	29	(29)	192

	$1,923	$1,850	$1,503